Related Party Transactions - Schedule of Relationship of Related Parties (Details)	12 Months Ended
Mar. 31, 2025
Yujie, Chen [Member]
Related Party Transaction [Line Items]
Grande Holding Limited	Chief executive officer, a director since January 17, 2023 and beneficial shareholder
Chi Bun Alan, Chung [Member]
Related Party Transaction [Line Items]
Grande Holding Limited	A director during the period from May 31, 2021 to January 17, 2023
Hao Xiang, Pan [Member]
Related Party Transaction [Line Items]
Grande Holding Limited	A director during the period from January 17, 2023 to January 9, 2024
Ying Wo Sammy, Ho [Member]
Related Party Transaction [Line Items]
Grande Holding Limited	A director since May 21, 2024
Ka Wing Eric, Law [Member]
Related Party Transaction [Line Items]
Grande Holding Limited	Chief Financial Officer since April 1, 2024
Tak Kai Raymond, Tam [Member]
Related Party Transaction [Line Items]
Grande Holding Limited	A director during the period from August 20, 2020 to May 21, 2024 and beneficial shareholder
Grande Holding Limited [Member]
Related Party Transaction [Line Items]
Grande Holding Limited	Sole shareholder